SHARE-BASED COMPENSATION - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Activity
The following table provides a summary of the Company’s stock option activity:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	3,193,444	$1.66
Granted	1,203,489	3.39
Forfeited	(404,097)	2.34
Exercised	(293,768)	1.66
Expired	(41,340)	1.63
Outstanding at December 31, 2025	3,657,728	$1.98	6.01	$161,607,114
Vested and expected to vest, December 31, 2025	3,637,022	$1.98	6.01	$160,685,879
Exercisable at December 31, 2025	2,265,158	$1.64	4.31	$100,844,337

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The following assumptions were used to estimate the fair value of stock options granted for the years ended December 31, 2025 and 2024 using the Black-Scholes option pricing model:

December 31,
	2025	2024
Risk-free interest rate	3.51% – 4.56%	3.49 – 4.47%
Weighted average expected life (years)	4.11 – 6.14%	625
Volatility	60.72 – 65.56%	65.53 – 72.42%
Dividend rate	—%	—%
Exercise price	$1.39 – $4.95	$1.39 – $3.45
Stock price	$3.45 – $46.16	$1.68 – $3.45